Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cost
Beginning balance	$ 623	$ 610
Additions and other re-measurements	17	40
Transfers to finance lease receivable		(5)
Terminations	(52)	(10)
Exchange and other adjustments	1	(12)
Ending balance	589	623		$ 610
Depreciation and impairment
Beginning balance	(343)	(336)
Provided	(22)	(25)		(27)
System Fund expense	(2)	(3)		(3)
Impairment reversal		2
Impairment Charge		(2)
Transfers to finance lease receivable		3
Terminations	52	10
Exchange and other adjustments	(1)	8
Ending balance	(316)	(343)		(336)
Net book value
Right-of-use assets net	273	280	[1]	274
Land and buildings [member]
Cost
Beginning balance	571	607
Additions and other re-measurements	15	40
Transfers to investment property	(2)	(50)
Transfers to finance lease receivable		(5)
Terminations	(51)	(9)
Exchange and other adjustments	1	(12)
Ending balance	534	571		607
Depreciation and impairment
Beginning balance	(294)	(334)
Provided	(22)	(24)
System Fund expense	(2)	(3)
Impairment reversal		2
Impairment Charge		(2)
Transfers to investment property	2	47
Terminations	51	9
Exchange and other adjustments	(1)	8
Ending balance	(266)	(294)		(334)
Net book value
Right-of-use assets net	268	277		273
Investment property [member]
Cost
Beginning balance	50
Transfers to investment property	2	50
Ending balance	52	50
Depreciation and impairment
Beginning balance	(47)
Transfers to investment property	(2)	(47)
Ending balance	(49)	(47)
Net book value
Right-of-use assets net	3	3
Other [member]
Cost
Beginning balance	2	3
Additions and other re-measurements	2
Terminations	(1)	(1)
Ending balance	3	2		3
Depreciation and impairment
Beginning balance	(2)	(2)
Provided		(1)
Terminations	1	1
Ending balance	(1)	$ (2)		(2)
Net book value
Right-of-use assets net	$ 2			$ 1

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).